Share Capital (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions			1 Months Ended			12 Months Ended
	Mar. 06, 2022 ILS (₪) ₪ / shares shares	Mar. 06, 2022 USD ($)	Jan. 31, 2023	Aug. 16, 2022 ILS (₪) ₪ / shares shares	Aug. 16, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	Feb. 28, 2023 ₪ / shares	Feb. 21, 2023 ₪ / shares shares	Feb. 14, 2023 ₪ / shares	Feb. 14, 2023 USD ($)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares	30,443,900			57,692,308						2,042,935
Par value per share | (per share)	₪ 0.1			₪ 0.1				$ 0.1	₪ 18
Shares issued, value per share				₪ 7.8						₪ 18	₪ 18
Gross consideration	₪ 228.9	$ 70,600		₪ 450.0	$ 137,500
Initial Public Offering | $												$ 14,000,000
Value Of shares issued and fully paid | $						$ 290,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares							117,963,310	117,963,310					101,582,902	92,510,658
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share							₪ 0.1						₪ 0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share							₪ 0.1						₪ 0.1
Consolidation of registered share capital
Disclosure of classes of share capital [line items]
Reverse share split, terms			Reverse Share Split, which entailed the consolidation of its registered share capital in a 1:10 ratio. As a result, every ten pre-existing ordinary shares, which had a par value of 0.01 NIS, was merged into one ordinary share with a par value of 0.1 NIS.